Business Basis of Presentation and Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 988	$ 3,450	$ 1,093	$ 884	$ 10	$ 294	$ 1,537	$ 822	$ 6,415	$ 2,663	$ (2,447)
Change in deferred policy acquisition costs, net									(591)	(370)	(1,609)
Change in income tax recoverable (payable)									1,742	1,231	(2,681)
Change in insurance-related liabilities and policy-related balances									7,081	6,491	6,403
Cash flows from investing activities
Net change in other invested assets									(19)	148	1,394
Previously Reported [Member]
Cash flows from operating activities
Net income (loss)									6,971	2,786	(2,278)
Change in deferred policy acquisition costs, net									(1,397)	(541)	(1,837)
Change in income tax recoverable (payable)									2,022	1,292	(2,614)
Change in insurance-related liabilities and policy-related balances									7,068	6,489	6,401
Cash flows from investing activities
Net change in other invested assets									(36)	137	1,388
Restatement Adjustment [Member]
Cash flows from operating activities
Net income (loss)									(556)	(123)	(169)
Change in deferred policy acquisition costs, net									806	171	228
Change in income tax recoverable (payable)									(280)	(61)	(67)
Change in insurance-related liabilities and policy-related balances									13	2	2
Cash flows from investing activities
Net change in other invested assets									$ 17	$ 11	$ 6